Debt Financings (Details 6) (USD $)	Dec. 31, 2011
Maturities of debt financing (excluding deferred debt discount)
2012	$ 3,043,473,000
2013	4,006,594,000
2014	2,990,616,000
2015	2,765,121,000
2016	3,234,757,000
Thereafter	8,400,291,000
Total	24,440,852,000
Consolidated retained earnings which are unrestricted as to payment of dividends based on consolidated net tangible worth requirements	1,100,000,000
Maximum amount of consolidated retained earnings which can be used to declare and pay dividends under the most restrictive provision of debt agreements	$ 1,100,000,000